DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Japan Hedged Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 9.9%
CyberAgent, Inc.	5,900	314,733
Dentsu Group, Inc.	12,536	329,512
Hakuhodo DY Holdings, Inc.	13,080	163,014
Kakaku.com, Inc.	8,336	222,498
KDDI Corp.	95,015	2,761,235
Konami Holdings Corp.	5,364	206,882
LINE Corp.*	3,147	160,448
Nexon Co. Ltd.	28,564	669,635
Nintendo Co. Ltd.	6,621	3,546,953
Nippon Telegraph & Telephone Corp.	75,852	1,727,018
NTT DOCOMO, Inc.	66,605	1,860,777
SoftBank Corp.(a)	113,100	1,486,964
SoftBank Group Corp.	92,086	5,736,519
Square Enix Holdings Co. Ltd.(a)	5,300	349,780
Toho Co. Ltd.	6,498	247,245
Z Holdings Corp.	156,828	1,043,891

(Cost $17,863,167)		20,827,104

Consumer Discretionary - 17.6%
ABC-Mart, Inc.(a)	2,011	105,947
Aisin Seiki Co. Ltd.	9,823	338,053
Bandai Namco Holdings, Inc.	11,507	715,636
Benesse Holdings, Inc.	4,788	122,102
Bridgestone Corp.	31,907	1,012,505
Casio Computer Co. Ltd.	11,692	188,657
Denso Corp.	25,010	1,052,444
Fast Retailing Co. Ltd.(a)	3,389	2,024,793
Hikari Tsushin, Inc.	1,152	278,660
Honda Motor Co. Ltd.	95,845	2,469,537
Iida Group Holdings Co. Ltd.	8,466	165,459
Isetan Mitsukoshi Holdings Ltd.	19,675	108,485
Isuzu Motors Ltd.	33,495	331,740
JTEKT Corp.	11,184	86,482
Koito Manufacturing Co. Ltd.	6,072	294,671
Marui Group Co. Ltd.	11,002	201,207
Mazda Motor Corp.	34,704	222,808
McDonald’s Holdings Co. Japan Ltd.	3,919	192,407
Mercari, Inc.*	5,200	236,152
Mitsubishi Motors Corp.	37,838	91,098
NGK Spark Plug Co. Ltd.	9,590	165,243
Nikon Corp.	18,659	146,573
Nissan Motor Co. Ltd.	136,447	555,888
Nitori Holdings Co. Ltd.	4,747	994,085
Oriental Land Co. Ltd.	11,725	1,593,002
Pan Pacific International Holdings Corp.	24,000	564,453
Panasonic Corp.	128,744	1,188,677
Rakuten, Inc.	48,638	428,450
Rinnai Corp.	2,255	208,861
Ryohin Keikaku Co. Ltd.	14,400	225,690
Sega Sammy Holdings, Inc.	10,588	122,859
Sekisui Chemical Co. Ltd.	20,552	329,290
Sekisui House Ltd.	37,052	733,239
Sharp Corp.	12,455	154,872
Shimamura Co. Ltd.	1,370	113,180
Shimano, Inc.	4,384	929,243
Sony Corp.	74,193	5,820,419
Stanley Electric Co. Ltd.	7,146	205,106
Subaru Corp.	36,117	751,052
Sumitomo Electric Industries Ltd.	44,013	519,022
Sumitomo Rubber Industries Ltd.	10,430	100,543
Suzuki Motor Corp.	21,589	886,471
Toyoda Gosei Co. Ltd.	4,163	90,991
Toyota Industries Corp.	8,499	495,905
Toyota Motor Corp.	124,573	8,240,178
USS Co. Ltd.	13,618	230,278
Yamada Denki Co. Ltd.	43,347	232,870
Yamaha Corp.	7,907	385,962
Yamaha Motor Co. Ltd.	17,224	271,740
Yokohama Rubber Co. Ltd.	7,046	110,498
ZOZO, Inc.	6,234	175,634

(Cost $38,261,384)		37,209,117

Consumer Staples - 7.9%
Aeon Co. Ltd.(a)	38,402	953,206
Ajinomoto Co., Inc.	27,901	520,534
Asahi Group Holdings Ltd.	22,797	799,181
Calbee, Inc.	5,008	156,271
Coca-Cola Bottlers Japan Holdings, Inc.	7,100	118,518
Cosmos Pharmaceutical Corp.	1,200	211,301
FamilyMart Co. Ltd.	10,436	231,550
Ito En Ltd.	3,300	199,717
Japan Tobacco, Inc.	70,889	1,326,889
Kao Corp.	28,484	2,170,017
Kikkoman Corp.(a)	8,448	459,430
Kirin Holdings Co. Ltd.	48,589	956,503
Kobayashi Pharmaceutical Co. Ltd.	2,800	249,559
Kobe Bussan Co. Ltd.	3,700	218,335
Kose Corp.	2,088	245,044
Lawson, Inc.(a)	2,669	131,793
Lion Corp.	12,888	273,299
MEIJI Holdings Co. Ltd.	6,793	549,007
NH Foods Ltd.	4,711	213,722
Nisshin Seifun Group, Inc.	11,875	196,319
Nissin Foods Holdings Co. Ltd.	3,770	377,303
Pigeon Corp.	6,800	311,061
Pola Orbis Holdings, Inc.	4,879	88,491
Seven & i Holdings Co. Ltd.(a)	44,502	1,442,434
Shiseido Co. Ltd.	23,507	1,369,605
Sundrug Co. Ltd.	3,857	143,661
Suntory Beverage & Food Ltd.	8,436	325,763
Toyo Suisan Kaisha Ltd.	5,112	290,556

Tsuruha Holdings, Inc.	2,097	280,352
Unicharm Corp.	23,874	1,040,029
Welcia Holdings Co. Ltd.	5,200	222,650
Yakult Honsha Co. Ltd.	7,038	402,020
Yamazaki Baking Co. Ltd.	7,206	117,430

(Cost $18,233,303)		16,591,550

Energy - 0.6%
ENEOS Holdings, Inc.	178,837	701,739
Idemitsu Kosan Co. Ltd.(a)	11,560	254,960
Inpex Corp.	62,344	396,614

(Cost $2,309,956)		1,353,313

Financials - 8.9%
Acom Co. Ltd.	24,674	96,446
Aozora Bank Ltd.	6,692	120,363
Bank of Kyoto Ltd.	3,304	141,001
Chiba Bank Ltd.	32,260	167,521
Concordia Financial Group Ltd.	66,038	219,472
Dai-ichi Life Holdings, Inc.	64,019	970,424
Daiwa Securities Group, Inc.	88,544	399,604
Fukuoka Financial Group, Inc.	10,548	174,779
Japan Exchange Group, Inc.	29,532	766,218
Japan Post Bank Co. Ltd.(a)	21,725	174,965
Japan Post Holdings Co. Ltd.	91,670	678,297
Japan Post Insurance Co. Ltd.	14,100	225,515
Mebuki Financial Group, Inc.	54,362	131,908
Mitsubishi UFJ Financial Group, Inc.	717,942	2,999,474
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,216	119,277
Mizuho Financial Group, Inc.	1,422,572	1,931,415
MS&AD Insurance Group Holdings, Inc.(a)	26,089	724,428
Nomura Holdings, Inc.	184,877	950,437
ORIX Corp.	77,027	961,428
Resona Holdings, Inc.	127,976	471,233
SBI Holdings, Inc.	13,299	302,983
Seven Bank Ltd.	35,904	90,171
Shinsei Bank Ltd.	7,447	87,115
Shizuoka Bank Ltd.	25,582	178,010
Sompo Holdings, Inc.	19,475	731,818
Sumitomo Mitsui Financial Group, Inc.	76,272	2,245,349
Sumitomo Mitsui Trust Holdings, Inc.	19,362	561,400
T&D Holdings, Inc.	30,349	318,061
Tokio Marine Holdings, Inc.	37,171	1,716,152
Tokyo Century Corp.	2,800	143,813

(Cost $25,272,516)		18,799,077

Health Care - 11.2%
Alfresa Holdings Corp.	10,690	214,981
Asahi Intecc Co. Ltd.	11,300	335,538
Astellas Pharma, Inc.	109,735	1,724,533
Chugai Pharmaceutical Co. Ltd.	39,635	1,766,670
Daiichi Sankyo Co. Ltd.	33,261	2,966,687
Eisai Co. Ltd.	14,812	1,295,692
Hisamitsu Pharmaceutical Co., Inc.	2,806	129,551
Hoya Corp.	22,286	2,191,462
Kyowa Kirin Co. Ltd.	16,060	415,772
M3, Inc.	25,884	1,500,522
Medipal Holdings Corp.	10,782	206,346
Nippon Shinyaku Co. Ltd.	2,600	214,795
Olympus Corp.	68,476	1,357,042
Ono Pharmaceutical Co. Ltd.	21,383	645,841
Otsuka Holdings Co. Ltd.	23,100	1,015,689
PeptiDream, Inc.*	5,400	219,487
Santen Pharmaceutical Co. Ltd.	20,874	398,304
Shionogi & Co. Ltd.	15,608	866,939
Sumitomo Dainippon Pharma Co. Ltd.	10,948	138,717
Suzuken Co. Ltd.	3,932	146,269
Sysmex Corp.	9,844	860,368
Taisho Pharmaceutical Holdings Co. Ltd.	2,046	125,949
Takeda Pharmaceutical Co. Ltd.	92,623	3,462,158
Terumo Corp.	38,202	1,554,554

(Cost $19,075,917)		23,753,866

Industrials - 20.2%
AGC, Inc.	10,962	311,012
Amada Co. Ltd.	19,934	177,668
ANA Holdings, Inc.*(a)	6,918	172,926
Central Japan Railway Co.	8,526	1,279,121
Dai Nippon Printing Co. Ltd.	13,843	294,596
Daifuku Co. Ltd.	5,900	519,728
Daikin Industries Ltd.	14,548	2,742,301
East Japan Railway Co.	17,885	1,164,640
FANUC Corp.	11,389	2,000,589
Fuji Electric Co. Ltd.	7,306	228,668
Hankyu Hanshin Holdings, Inc.	13,440	437,151
Hino Motors Ltd.	16,260	109,613
Hitachi Construction Machinery Co. Ltd.	6,320	221,974
Hoshizaki Corp.	2,954	226,190
ITOCHU Corp.(a)	78,988	2,031,099
Japan Airlines Co. Ltd.	5,954	118,838
Japan Airport Terminal Co. Ltd.(a)	3,135	141,188
JGC Holdings Corp.	13,083	144,646
Kajima Corp.	26,176	326,474
Kamigumi Co. Ltd.	5,142	106,321
Kawasaki Heavy Industries Ltd.	7,993	113,350
Keihan Holdings Co. Ltd.	5,504	237,486
Keikyu Corp.	11,681	174,473
Keio Corp.	6,036	365,300
Keisei Electric Railway Co. Ltd.	7,384	217,515
Kintetsu Group Holdings Co. Ltd.	9,710	427,216
Komatsu Ltd.	51,637	1,123,275
Kubota Corp.	61,063	1,104,917
Kurita Water Industries Ltd.	5,642	176,854
Kyushu Railway Co.	8,500	187,632
LIXIL Group Corp.	15,616	287,506
Makita Corp.	13,144	608,088

Marubeni Corp.	93,587	565,154
MINEBEA MITSUMI, Inc.	21,124	366,776
MISUMI Group, Inc.	17,020	447,053
Mitsubishi Corp.	79,191	1,878,557
Mitsubishi Electric Corp.	107,726	1,488,015
Mitsubishi Heavy Industries Ltd.	19,402	482,417
Mitsui & Co. Ltd.	96,471	1,743,337
Miura Co. Ltd.	5,500	225,369
MonotaRO Co. Ltd.	7,400	292,744
Nabtesco Corp.	6,772	214,512
Nagoya Railroad Co. Ltd.	11,201	312,928
NGK Insulators Ltd.	14,664	208,645
Nidec Corp.	26,390	2,220,283
Nihon M&A Center, Inc.	8,900	443,677
Nippon Express Co. Ltd.	4,039	239,102
Nippon Yusen KK	9,012	141,074
NSK Ltd.	20,898	160,412
Obayashi Corp.	36,908	361,361
Odakyu Electric Railway Co. Ltd.	17,677	437,773
Park24 Co. Ltd.	6,568	118,815
Persol Holdings Co. Ltd.	11,500	179,696
Recruit Holdings Co. Ltd.	74,691	2,839,125
Secom Co. Ltd.	12,472	1,180,492
Seibu Holdings, Inc.	11,430	125,831
SG Holdings Co. Ltd.	9,600	441,864
Shimizu Corp.	33,668	259,388
SMC Corp.	3,358	1,846,797
Sohgo Security Services Co. Ltd.	4,222	197,517
Sumitomo Corp.	70,573	915,853
Sumitomo Heavy Industries Ltd.	6,558	149,407
Taisei Corp.	11,252	389,355
THK Co. Ltd.	7,476	175,474
Tobu Railway Co. Ltd.	11,490	359,079
Tokyu Corp.	30,422	407,293
Toppan Printing Co. Ltd.	14,539	226,222
Toshiba Corp.	23,323	672,726
TOTO Ltd.(a)	8,438	370,853
Toyota Tsusho Corp.	12,831	374,336
West Japan Railway Co.	9,779	514,363
Yamato Holdings Co. Ltd.	17,817	466,305
Yaskawa Electric Corp.(a)	13,982	503,624

(Cost $43,531,472)		42,721,959

Information Technology - 11.9%
Advantest Corp.	11,700	560,062
Brother Industries Ltd.	12,522	207,488
Canon, Inc.	58,897	1,018,735
Disco Corp.	1,700	396,932
FUJIFILM Holdings Corp.	21,057	1,003,197
Fujitsu Ltd.	11,640	1,518,810
GMO Payment Gateway, Inc.	2,400	254,015
Hamamatsu Photonics KK	8,188	373,394
Hirose Electric Co. Ltd.	1,966	222,930
Hitachi Ltd.	56,734	1,890,866
Itochu Techno-Solutions Corp.	5,400	195,780
Keyence Corp.	10,786	4,448,213
Kyocera Corp.	18,708	1,075,160
Lasertec Corp.	4,400	332,342
Murata Manufacturing Co. Ltd.	33,845	2,006,766
NEC Corp.	14,693	775,470
Nomura Research Institute Ltd.	18,422	490,314
NTT Data Corp.	37,840	433,008
Obic Co. Ltd.	4,162	738,366
Omron Corp.	10,917	800,879
Oracle Corp.	2,172	255,107
Otsuka Corp.	6,060	297,522
Renesas Electronics Corp.*	46,200	290,945
Ricoh Co. Ltd.	40,534	303,484
Rohm Co. Ltd.	4,912	316,290
SCSK Corp.	3,200	173,422
Seiko Epson Corp.(a)	16,624	198,706
Shimadzu Corp.	12,436	371,618
SUMCO Corp.	15,900	215,873
TDK Corp.	7,728	803,336
TIS, Inc.	13,300	266,213
Tokyo Electron Ltd.	8,814	2,259,360
Trend Micro, Inc.	7,972	493,757
Yokogawa Electric Corp.	14,008	229,201

(Cost $22,541,010)		25,217,561

Materials - 4.7%
Air Water, Inc.	9,704	136,515
Asahi Kasei Corp.	73,184	614,963
Daicel Corp.	15,346	111,565
Hitachi Metals Ltd.	12,246	183,953
JFE Holdings, Inc.	26,219	198,781
JSR Corp.	12,551	267,811
Kansai Paint Co. Ltd.	10,406	248,471
Kuraray Co. Ltd.	19,921	204,072
Maruichi Steel Tube Ltd.	3,532	94,807
Mitsubishi Chemical Holdings Corp.	75,496	441,792
Mitsubishi Gas Chemical Co., Inc.	9,276	165,876
Mitsubishi Materials Corp.	7,472	157,179
Mitsui Chemicals, Inc.	10,181	239,638
Nippon Paint Holdings Co. Ltd.	8,463	727,124
Nippon Steel Corp.	48,237	475,698
Nissan Chemical Corp.	7,402	392,761
Nitto Denko Corp.	9,518	578,727
Oji Holdings Corp.	49,584	224,243
Shin-Etsu Chemical Co. Ltd.	20,831	2,534,178
Showa Denko KK	7,600	148,319
Sumitomo Chemical Co. Ltd.	88,156	287,153
Sumitomo Metal Mining Co. Ltd.	13,605	415,799
Taiheiyo Cement Corp.	7,178	182,711

Taiyo Nippon Sanso Corp.	9,080	159,970
Teijin Ltd.	11,159	175,316
Toray Industries, Inc.	85,242	405,385
Tosoh Corp.	14,500	215,621

(Cost $12,552,363)		9,988,428

Real Estate - 3.5%
Aeon Mall Co. Ltd.(a)	5,822	77,121
Daito Trust Construction Co. Ltd.	3,751	332,938
Daiwa House Industry Co. Ltd.	33,417	896,200
Daiwa House REIT Investment Corp. REIT(a)	117	305,991
GLP J REIT(a)	215	332,096
Hulic Co. Ltd.	18,210	166,085
Japan Prime Realty Investment Corp. REIT	43	130,118
Japan Real Estate Investment Corp. REIT	78	437,445
Japan Retail Fund Investment Corp. REIT(a)	159	240,043
Mitsubishi Estate Co. Ltd.	69,524	1,090,630
Mitsui Fudosan Co. Ltd.	54,382	985,823
Nippon Building Fund, Inc. REIT	73	440,419
Nippon Prologis REIT, Inc. REIT	128	419,355
Nomura Real Estate Holdings, Inc.	7,428	142,297
Nomura Real Estate Master Fund, Inc. REIT(a)	258	331,041
Orix JREIT, Inc. REIT(a)	145	215,895
Sumitomo Realty & Development Co. Ltd.	17,750	524,716
Tokyu Fudosan Holdings Corp.	35,727	153,817
United Urban Investment Corp. REIT	182	202,766

(Cost $9,212,291)		7,424,796

Utilities - 1.4%
Chubu Electric Power Co., Inc.(a)	36,434	450,459
Chugoku Electric Power Co., Inc.	17,568	214,302
Electric Power Development Co. Ltd.	8,466	127,811
Kansai Electric Power Co., Inc.	39,607	390,405
Kyushu Electric Power Co., Inc.	22,590	200,274
Osaka Gas Co. Ltd.	21,789	426,461
Toho Gas Co. Ltd.	4,128	182,012
Tohoku Electric Power Co., Inc.	26,121	265,119
Tokyo Electric Power Co. Holdings, Inc.*	87,884	258,885
Tokyo Gas Co. Ltd.	22,465	499,823

(Cost $3,976,700)		3,015,551

TOTAL COMMON STOCKS (Cost $212,830,079)		206,902,322

SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
(Cost $3,839,590)	3,839,590	3,839,590

CASH EQUIVALENTS - 1.2%
DWS ESG Liquidity Fund “Capital Shares”, 0.24%(b)	117,624	117,648
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)	2,392,693	2,392,693

TOTAL CASH EQUIVALENTS (Cost $2,510,315)		2,510,341

TOTAL INVESTMENTS - 100.8%
(Cost $219,179,984)		$213,252,253
Other assets and liabilities, net - (0.8%)		(1,707,215)

NET ASSETS - 100.0%		$211,545,038

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
1,079,236	2,760,354(d)	—	—	—	247	—	3,839,590	3,839,590
CASH EQUIVALENTS — 1.2%
DWS ESG Liquidity Fund “Capital Shares”, 0.24%(b)
117,580	91	—	—	(23)	97	—	117,624	117,648
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
4,794,642	24,493,706	(26,895,655)	—	—	1,166	—	2,392,693	2,392,693

5,991,458	27,254,151	(26,895,655)	—	(23)	1,510	—	6,349,907	6,349,931

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $9,946,474, which is 4.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,684,873.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

REIT: Real Estate Investment Trust

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
TOPIX Index Futures	JPY	22	$3,249,426	$3,356,654	9/10/2020	$107,228
Nikkei 225 Futures	JPY	6	1,289,292	1,311,995	9/10/2020	22,703

Total unrealized appreciation						$129,931

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

As of August 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Citigroup Global Markets	9/3/2020	JPY	5,946,981,200	USD	56,264,694	$113,743	$–
Citigroup Global Markets	9/3/2020	JPY	397,919,800	USD	3,751,685	—	(5,444)
JP Morgan & Chase Co.	9/3/2020	JPY	7,582,180,100	USD	71,734,716	144,340	—
RBC Capital Markets	9/3/2020	JPY	7,091,362,600	USD	67,091,110	134,996	—
Citigroup Global Markets	9/3/2020	USD	1,206,778	JPY	127,653,000	—	(1,488)
Citigroup Global Markets	9/3/2020	USD	58,629,499	JPY	6,217,248,000	73,290	—
JP Morgan & Chase Co.	9/3/2020	USD	71,499,647	JPY	7,582,180,100	90,729	—
RBC Capital Markets	9/3/2020	USD	66,872,204	JPY	7,091,362,600	83,909	—
Citigroup Global Markets	10/5/2020	JPY	6,217,248,000	USD	58,653,836	—	(74,350)
Citigroup Global Markets	10/5/2020	JPY	839,583,000	USD	7,920,594	—	(10,115)
JP Morgan & Chase Co.	10/5/2020	JPY	7,582,180,100	USD	71,530,473	—	(90,876)
RBC Capital Markets	10/5/2020	JPY	7,091,362,600	USD	66,899,647	—	(85,435)

Total unrealized appreciation (depreciation)						$641,007	$(267,708)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2020.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$206,902,322	$—	$—	$206,902,322
Short-Term Investments(g)	6,349,931	—	—	6,349,931
Derivatives(h)
Forward Foreign Currency Contracts	—	641,007	—	641,007
Futures Contracts	129,931	–	—	129,931

TOTAL	$213,382,184	$641,007	$—	$214,023,191

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(267,708)	$—	$(267,708)

TOTAL	$—	$(267,708)	$—	$(267,708)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.